SERIES A REDEEMABLE CONVERTIBLE PREFERRED STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
SERIES A REDEEMABLE CONVERTIBLE PREFERRED STOCK
SERIES A REDEEMABLE CONVERTIBLE PREFERRED STOCK
8.	SERIES A REDEEMABLE CONVERTIBLE PREFERRED STOCK

On March 15, 2024 (the “Funding Date”), in connection with the consummation of the Business Combination, Holdings and BMS entered into a Subscription Agreement with an investor for the purchase of 1,500,000 shares of Holdings’ Series A Redeemable Convertible Preferred Stock (the “Holdings Series A Stock”) in a private placement at $9.60 per share, for an aggregate purchase price of $14,400,000 (the “Series A PIPE”). The Holdings Series A Stock may be converted into shares of Holdings Common Stock after the second anniversary of the closing of the Series A PIPE, which such conversion shall initially be 1.5 shares of Holdings Common Stock for each share of Series A Convertible Preferred Stock, subject to certain adjustments provided in the Certificate of Designations.

Additionally, the Holdings Series A Stock carries a cumulative dividend at a rate of nine percent (9%) per annum, payable and compounded quarterly on the last day of each quarter. At the discretion of Holdings, the payment may be made in cash or up to 50% of the amount due, in duly authorized, validly issued, fully paid and non-assessable share of Holdings Series A Stock at a value of $10 per share. As of June 30, 2025, the Company accrued 50% of the dividend to be paid in cash in the approximate amount of $0.2 million and paid an in-kind dividend in the approximate amount of $0.2 million. As of December 31, 2024, the Company accrued 50% of the dividend to be paid in cash in the approximate amount of $0.2 million.

8.	SERIES A REDEEMABLE CONVERTIBLE PREFERRED STOCK (continued)

The Holdings Series A Stock has liquidation preferences in the event of a voluntary or involuntary liquidation as follows:

●	The greater of $12.50 per share of Holdings Series A Stock if such liquidation occurs prior to the first anniversary of the Funding Date;
●	$13.00 per share of Holdings Series A Stock if such liquidation occurs prior to the second anniversary of the Funding Date;
●	$15.00 per share of Holdings Series A Stock if such liquidation occurs prior to the third anniversary of the Funding Date;
●	$16.00 per share of Holdings Series A Stock if such liquidation occurs prior to the fourth anniversary of the Funding Date.

Holdings, at its option, may redeem the Series A Stock on any anniversary of the Funding date up to an including the fourth anniversary of the Funding date at the following redemption prices:

●	$11.50 per share of Series A Stock on the first anniversary of the Funding Date;
●	$13.00 per share of Series A Stock on the second anniversary of the Funding Date;
●	$15.00 per share of Series A Stock on the third anniversary of the Funding Date;
●	$16.00 per share of Series A Stock on the fourth anniversary of the Funding Date;

If the Series A Stock have not previously been redeemed or converted, the Series A Stock will be redeemed by Holdings on the fourth anniversary of the Funding Date.

14.SERIES A REDEEMABLE CONVERTIBLE PREFERRED STOCK

On March 15, 2024 (the “Funding Date”), in connection with the consummation of the Business Combination, Holdings and BMS entered into a Subscription Agreement with an investor for the purchase of 1,500,000 shares of Holdings’ Series A Redeemable Convertible Preferred Stock (the “Holdings Series A Stock”) in a private placement at $9.60 per share, for an aggregate purchase price of $14.4 million (the “Series A PIPE”). The Holdings Series A Stock may be converted into shares of Holdings Common Stock after the second anniversary of the closing of the Series A PIPE, which such conversion shall initially be 1.5 shares of Holdings Common Stock for each share of Series A Convertible Preferred Stock, subject to certain adjustments provided in the Certificate of Designations.

Additionally, the Holdings Series A Stock carries a cumulative dividend at a rate of nine percent (9%) per annum, payable and compounded quarterly on the last day of each quarter. At the discretion of Holdings, the payment may be made in cash or up to 50% of the amount due, in duly authorized, validly issued, fully paid and non-assessable share of Holdings Series A Stock at a value of $10 per share. For the year ended December 31, 2024, the Company paid dividends under the Series A PIPE in the amount of approximately $1.1 million of which $0.56 million was paid in cash and $0.55 was paid in-kind.

The Holdings Series A Stock has liquidation preferences in the event of a voluntary or involuntary liquidation as follows:

●	The greater of $12.50 per share of Holdings Series A Stock if such liquidation occurs prior to the first anniversary of the Funding Date;
●	$13.00 per share of Holdings Series A Stock if such liquidation occurs prior to the second anniversary of the Funding Date;
●	$15.00 per share of Holdings Series A Stock if such liquidation occurs prior to the third anniversary of the Funding Date;
●	$16.00 per share of Holdings Series A Stock if such liquidation occurs prior to the fourth anniversary of the Funding Date.

Holdings, at its option, may redeem the Series A Stock on any anniversary of the Funding date up to an including the fourth anniversary of the Funding date at the following redemption prices:

●	$11.50 per share of Series A Stock on the first anniversary of the Funding Date;
●	$13.00 per share of Series A Stock on the second anniversary of the Funding Date;
●	$15.00 per share of Series A Stock on the third anniversary of the Funding Date;
●	$16.00 per share of Series A Stock on the fourth anniversary of the Funding Date;

If the Series A Stock have not previously been redeemed or converted, the Series A Stock will be redeemed by Holdings on the fourth anniversary of the Funding Date.